Fair Value, Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Servicing Asset [Abstract]
Beginning balance	[1]	$ 294,907
Changes in Fair Value due to [Abstract]
Ending balance	[1]	291,111	$ 294,907
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Asset [Abstract]
Beginning balance		294,907
Changes in Fair Value due to [Abstract]
Ending balance		291,111	294,907
MSRs [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Asset [Abstract]
Beginning balance	[2]	294,907	122,806
Purchases, sales and principal paydowns [Abstract]
Purchases	[2]	104,969	178,192
Other changes	[2],[3]	(1,993)	(2,518)
Purchases, sales and principal paydowns	[2]	102,976	175,674
Changes in Fair Value due to [Abstract]
Changes in valuation inputs or assumptions used in valuation model	[2]	(43,737)	14,648
Other changes in fair value	[2],[4]	(63,035)	(18,221)
Unrealized gain (loss) included in Net Income	[2]	(106,772)	(3,573)
Ending balance	[2]	$ 291,111	$ 294,907

[1]	Carrying value approximates the fair value of the pools (see Note 9).
[2]	Includes the recapture agreement for each respective pool.
[3]	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
[4]	Represents changes due to realization of expected cash flows and estimated MSR runoff.